FINANCIAL INSTRUMENTS - Summary of assets and liabilities based on categories (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 4,071	$ 5,600	$ 5,630	$ 4,867
Restricted cash and other restricted funds	113	363
Trade accounts receivable and other	5,586	3,072
Inventories	16,286	12,328
Prepaid expenses and other current assets	3,344	2,281
Total current assets	29,400	27,973
Non-current assets:
Goodwill and intangible assets	4,557	4,312
Property, plant and equipment and biological assets	30,229	30,622
Investments in associates and joint ventures	9,090	6,817
Other investments	2,292	2,980
Deferred tax assets	7,824	7,866
Other assets	2,032	1,482
Total non-current assets	56,024	54,079
Total assets	85,424	82,052
Current liabilities:
Short-term debt and current portion of long-term debt	2,639	2,507
Trade accounts payable and other	14,076	11,525
Short-term provisions	659	935
Accrued expenses and other liabilities	4,497	4,197
Income tax liabilities	1,045	464
Total current liabilities	22,916	22,667
Non-current liabilities:
Long-term debt, net of current portion (note 6)	6,589	9,815
Deferred tax liabilities	1,958	1,832
Deferred employee benefits	4,528	4,656
Long-term provisions	1,952	1,697
Other long-term obligations	1,156	1,148
Total non-current liabilities	16,183	19,148
Equity:
Equity attributable to the equity holders of the parent	44,165	38,280
Non-controlling interests	2,160	1,957
Total equity	46,325	40,237	$ 37,598	$ 40,483
Total liabilities and equity	85,424	$ 82,052
Restricted cash and cash equivalents environmental obligations	66
Restricted cash and cash equivalents mandatory convertible bonds	20
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	644
Accrued expenses and other liabilities	1,403
Income tax liabilities	1,045
Total current liabilities	3,092
Non-current liabilities:
Long-term debt, net of current portion (note 6)	0
Deferred tax liabilities	1,958
Deferred employee benefits	4,528
Long-term provisions	1,947
Other long-term obligations	296
Total non-current liabilities	8,729
Equity:
Equity attributable to the equity holders of the parent	44,165
Non-controlling interests	2,160
Total equity	46,325
Total liabilities and equity	58,146
Financial liabilities | Liabilities at amortised cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,639
Trade accounts payable and other	14,076
Short-term provisions	15
Accrued expenses and other liabilities	2,681
Income tax liabilities	0
Total current liabilities	19,411
Non-current liabilities:
Long-term debt, net of current portion (note 6)	6,589
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	5
Other long-term obligations	786
Total non-current liabilities	7,380
Equity:
Total liabilities and equity	26,791
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	0
Accrued expenses and other liabilities	413
Income tax liabilities	0
Total current liabilities	413
Non-current liabilities:
Long-term debt, net of current portion (note 6)	0
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	74
Total non-current liabilities	74
Equity:
Total liabilities and equity	487
Non-financial assets
Current assets:
Cash and cash equivalents	0
Restricted cash and other restricted funds	0
Trade accounts receivable and other	0
Inventories	16,286
Prepaid expenses and other current assets	968
Total current assets	17,254
Non-current assets:
Goodwill and intangible assets	4,557
Property, plant and equipment and biological assets	30,190
Investments in associates and joint ventures	9,090
Other investments	0
Deferred tax assets	7,824
Other assets	277
Total non-current assets	51,938
Total assets	69,192
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	4,071
Restricted cash and other restricted funds	113
Trade accounts receivable and other	5,052
Inventories	0
Prepaid expenses and other current assets	1,111
Total current assets	10,347
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	797
Total non-current assets	797
Total assets	11,144
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0
Restricted cash and other restricted funds	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	0
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	39
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	136
Total non-current assets	175
Total assets	175
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0
Restricted cash and other restricted funds	0
Trade accounts receivable and other	534
Inventories	0
Prepaid expenses and other current assets	0
Total current assets	534
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	2,292
Deferred tax assets	0
Other assets	0
Total non-current assets	2,292
Total assets	2,826
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0
Restricted cash and other restricted funds	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	1,265
Total current assets	1,265
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	822
Total non-current assets	822
Total assets	$ 2,087